UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   1/4/2007

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    78

Form 13F Information Table Value Total:    116,985
                                         (thousands)

List of Other Included Managers:

NONE

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                                         FORM 13F INFORMATION TABLE

                                                                                                     VOTING
                                                   VALUE     SHRS /    SH/   INVESTMENT   OTHER    AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION  MANAGERS     SOLE
------------------  ---------------  ----------  ---------  ---------  ----  ----------  --------  ----------
3M Company          Common Stock     88579Y101         395      5,071  SH    SOLE        NONE           5,071
A T & T Corp.       Common Stock     001957109       1,618     45,271  SH    SOLE        NONE          45,271
Altria Group Inc.   Common Stock     718154107         288      3,353  SH    SOLE        NONE           3,353
American Express C  Common Stock     025816109         470      7,745  SH    SOLE        NONE           7,745
Amgen Inc.          Common Stock     031162100       1,372     20,079  SH    SOLE        NONE          20,079
Apple Computer      Common Stock     037833100       1,927     22,719  SH    SOLE        NONE          22,719
BP PLC              Common Stock     055622104         300      4,472  SH    SOLE        NONE           4,472
Bank of America Co  Common Stock     060505104       1,122     21,023  SH    SOLE        NONE          21,023
Bed Bath and Beyon  Common Stock     075896100         229      6,020  SH    SOLE        NONE           6,020
Best Buy Company I  Common Stock     086516101       1,166     23,711  SH    SOLE        NONE          23,711
Broadcom Corp.      Common Stock     111320107         921     28,490  SH    SOLE        NONE          28,490
CYTYC Corp.         Common Stock     232946103         601     21,223  SH    SOLE        NONE          21,223
Caterpiller Inc.    Common Stock     149123101         754     12,296  SH    SOLE        NONE          12,296
ChevronTexaco Corp  Common Stock     166764100         820     11,148  SH    SOLE        NONE          11,148
Cisco Systems Inc.  Common Stock     17275R102       2,060     75,392  SH    SOLE        NONE          75,392
Citigroup Inc.      Common Stock     172967101         309      5,548  SH    SOLE        NONE           5,548
Coach Inc           Common Stock     189754104       1,039     24,178  SH    SOLE        NONE          24,178
Cons Discr Sector   Common Stock     81369Y407       4,072    106,141  SH    SOLE        NONE         106,141
Cons Stpls Sector   Common Stock     81369Y308       2,621    100,361  SH    SOLE        NONE         100,361
Countrywide Financ  Common Stock     222372104         231      5,450  SH    SOLE        NONE           5,450
Dominion Resources  Common Stock     25746u109         200      2,390  SH    SOLE        NONE           2,390
Emerson Electric C  Common Stock     291011104       1,490     33,785  SH    SOLE        NONE          33,785
Energy Sector SPDR  Common Stock     81369y506         871     14,863  SH    SOLE        NONE          14,863
Equity Residential  Common Stock     29476L107         249      4,905  SH    SOLE        NONE           4,905
Exxon Mobil Corp.   Common Stock     30231G102       7,304     95,318  SH    SOLE        NONE          95,318
FPL Group Inc.      Common Stock     302571104         237      4,364  SH    SOLE        NONE           4,364
Fannie Mae          Common Stock     313586109         234      3,933  SH    SOLE        NONE           3,933
Financial Sector S  Common Stock     81369Y605       5,168    140,675  SH    SOLE        NONE         140,675
Fortune Brands Inc  Common Stock     349631101         232      2,716  SH    SOLE        NONE           2,716
Genentech, Inc.     Common Stock     368710406       1,233     15,200  SH    SOLE        NONE          15,200
General Electric C  Common Stock     369604103       4,555    122,410  SH    SOLE        NONE         122,410
Gilead Sciences In  Common Stock     375558103       1,203     18,530  SH    SOLE        NONE          18,530
Goldman Sachs Grou  Common Stock     38141G104       2,949     14,791  SH    SOLE        NONE          14,791
Grant Prideco Inc.  Common Stock     38821G101       1,275     32,070  SH    SOLE        NONE          32,070
Healthcare Sector   Common Stock     81369y209       1,345     40,149  SH    SOLE        NONE          40,149
Industrial Sector   Common Stock     81369Y704         392     11,197  SH    SOLE        NONE          11,197
Ingersoll-Rand Co.  Common Stock     G4776G101       1,035     26,453  SH    SOLE        NONE          26,453
Intel Corp.         Common Stock     458140100         302     14,892  SH    SOLE        NONE          14,892
International Pape  Common Stock     460146103       1,261     36,982  SH    SOLE        NONE          36,982
JP Morgan Chase     Common Stock     46625H100       3,375     69,885  SH    SOLE        NONE          69,885
Joy Global Inc      Common Stock     481165108       1,208     24,980  SH    SOLE        NONE          24,980
Kimberly-Clark Cor  Common Stock     494368103       1,412     20,777  SH    SOLE        NONE          20,777
Las Vegas Sands     Common Stock     517834107       1,472     16,455  SH    SOLE        NONE          16,455
McDonald's Corp.    Common Stock     580135101         860     19,408  SH    SOLE        NONE          19,408
Medtronic Inc.      Common Stock     585055106       1,113     20,802  SH    SOLE        NONE          20,802
Microsoft Corp.     Common Stock     594918104       2,171     72,714  SH    SOLE        NONE          72,714
Nasdaq 100 Tr ser   Common Stock     631100104         490     11,350  SH    SOLE        NONE          11,350
National Fuel Gas   Common Stock     636180101         428     11,110  SH    SOLE        NONE          11,110
Nvidia Corp         Common Stock     67066g104       1,386     37,461  SH    SOLE        NONE          37,461
Oil States Interna  Common Stock     678026105         784     24,311  SH    SOLE        NONE          24,311
Patterson UTI Ener  Common Stock     703481101         513     22,073  SH    SOLE        NONE          22,073
Peabody Energy Cor  Common Stock     704549104       1,149     28,429  SH    SOLE        NONE          28,429
Pepsico Inc.        Common Stock     713448108       2,921     46,695  SH    SOLE        NONE          46,695
Progressive Corp.   Common Stock     743315103         593     24,495  SH    SOLE        NONE          24,495
S&P Midcap Deposit  Common Stock     595635103         426      2,910  SH    SOLE        NONE           2,910
Schlumberger Ltd.   Common Stock     806857108       2,547     40,334  SH    SOLE        NONE          40,334
State Street Corp.  Common Stock     857477103       2,815     41,741  SH    SOLE        NONE          41,741
StreetTracks Gold   Common Stock     863307104       1,029     16,280  SH    SOLE        NONE          16,280
Technology Sector   Common Stock     81369Y803       4,123    177,274  SH    SOLE        NONE         177,274
Thermo Fisher Scie  Common Stock     883556102       1,533     33,853  SH    SOLE        NONE          33,853
US Bancorp Del  Ne  Common Stock     902973106       2,634     72,795  SH    SOLE        NONE          72,795
United Technologie  Common Stock     913017109       1,690     27,028  SH    SOLE        NONE          27,028
Utilities Sector S  Common Stock     81369y886       3,961    107,874  SH    SOLE        NONE         107,874
Vanguard HC VIP     Common Stock     92204A504         223      3,920  SH    SOLE        NONE           3,920
Vanguard Mid-Cap    Common Stock     922908629         921     12,680  SH    SOLE        NONE          12,680
Verizon Communicat  Common Stock     92343V104         256      6,867  SH    SOLE        NONE           6,867
Viacom Inc. Class   Common Stock     925524308         214      5,213  SH    SOLE        NONE           5,213
W R Berkley Corp.   Common Stock     084423102       1,962     56,848  SH    SOLE        NONE          56,848
Walgreen Company    Common Stock     931422109       2,537     55,291  SH    SOLE        NONE          55,291
Wells Fargo & Co.   Common Stock     949746101         522     14,680  SH    SOLE        NONE          14,680
iS Cohen & Strs Re  Common Stock     464287564         809      8,070  SH    SOLE        NONE           8,070
iS Morningstar Sma  Common Stock     464288505         741      8,580  SH    SOLE        NONE           8,580
iS Russell 1000     Common Stock     464287622       1,535     19,980  SH    SOLE        NONE          19,980
iS Russell Midcap   Common Stock     464287481         260      2,520  SH    SOLE        NONE           2,520
iShares DJ Select   Common Stock     464287168         913     12,906  SH    SOLE        NONE          12,906
iShares Russell 10  Common Stock     464287598      10,641    128,666  SH    SOLE        NONE         128,666
iShares Russell 20  Common Stock     464287630         239      2,980  SH    SOLE        NONE           2,980
iShares Russell Mi  Common Stock     464287473         726      4,960  SH    SOLE        NONE           4,960
                                                 ---------
                                                   116,985

                                                 ---------
TOTAL PORTFOLIO                                    116,985
                                                 =========


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